                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                       PROSPECTUS DATED NOVEMBER 9, 2006
                           (COVA VA/PREMIER ADVISOR)

This Supplement revises information contained in the prospectus dated November 9, 2006 (as supplemented) for the Cova Variable Annuity and the Premier Advisor Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

            PERIODIC FEES AND EXPENSES TABLE
            CONTRACT MAINTENANCE CHARGE (Note 1)                 $30
            SEPARATE ACCOUNT ANNUAL EXPENSES
            (referred to as Separate Account Product Charges)
            (as a percentage of average account value)
               Mortality and Expense Charge*.................. 1.25%
               Administration Expense Charge.................. 0.15%
                                                               -----
               Total Separate Account Product Charges......... 1.40%

* For Premier Advisor contracts we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A).

   Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                          Minimum Maximum
Total Annual Investment Portfolio Operating Expenses                                       0.34%   1.17%
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets)

                                                           Distribution            Acquired  Total     Contractual    Net Total
                                                           and/or                  Fund Fees Annual    Fee Waiver     Annual
                                                Management Service(12b-1) Other    and       Operating and/or Expense Operating
                                                Fee        Fees           Expenses Expenses* Expenses  Reimbursement  Expenses**
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund           0.71%          --        0.33%    0.02%     1.06%          --         1.06%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
  Equity-Income Portfolio                          0.46%          --        0.12%      --      0.58%          --         0.58%
  Growth Opportunities Portfolio                   0.56%          --        0.16%      --      0.72%          --         0.72%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
  Templeton Foreign Securities Fund                0.64%          --        0.15%    0.02%     0.81%        0.01%        0.80%/1/
  Templeton Growth Securities Fund                 0.75%          --        0.04%      --      0.79%          --         0.79%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio --
   Class A                                         0.64%          --        0.09%      --      0.73%          --         0.73%
  Lazard Mid Cap Portfolio -- Class A              0.70%          --        0.04%      --      0.74%          --         0.74%
  Legg Mason ClearBridge Aggressive Growth
   Portfolio -- Class A                            0.64%          --        0.03%      --      0.67%          --         0.67%
  Lord Abbett Bond Debenture Portfolio --
   Class A                                         0.51%          --        0.04%      --      0.55%          --         0.55%
  Lord Abbett Growth and Income Portfolio --
   Class A                                         0.53%          --        0.03%      --      0.56%          --         0.56%
  Lord Abbett Mid Cap Value Portfolio --
   Class A                                         0.68%          --        0.08%      --      0.76%          --         0.76%
  MFS(R) Emerging Markets Equity Portfolio --
   Class A                                         0.99%          --        0.18%      --      1.17%          --         1.17%
  MFS(R) Research International Portfolio --
   Class A                                         0.71%          --        0.10%      --      0.81%          --         0.81%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A                                         0.70%          --        0.20%      --      0.90%          --         0.90%
  Oppenheimer Capital Appreciation Portfolio
   -- Class A                                      0.60%          --        0.07%      --      0.67%          --         0.67%
  Oppenheimer Capital Appreciation Portfolio
   -- Class B                                      0.60%        0.25%       0.07%      --      0.92%          --         0.92%
  PIMCO Total Return Portfolio -- Class A          0.48%          --        0.04%      --      0.52%          --         0.52%
  Pioneer Fund Portfolio -- Class A                0.66%          --        0.08%      --      0.74%          --         0.74%
  Van Kampen Comstock Portfolio -- Class B         0.61%        0.25%       0.03%      --      0.89%          --         0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income Portfolio -- Class A       0.38%          --        0.05%      --      0.43%        0.03%        0.40%/2/
  BlackRock Bond Income Portfolio -- Class B       0.38%        0.25%       0.05%      --      0.68%        0.03%        0.65%/2/
  BlackRock Money Market Portfolio -- Class A      0.32%          --        0.02%      --      0.34%        0.01%        0.33%/3/
  Davis Venture Value Portfolio -- Class A         0.71%          --        0.03%      --      0.74%        0.05%        0.69%/4/
  MFS(R) Total Return Portfolio -- Class A         0.54%          --        0.06%      --      0.60%          --         0.60%
  MFS(R) Value Portfolio -- Class B                0.71%        0.25%       0.03%      --      0.99%        0.08%        0.91%/5/
  Oppenheimer Global Equity Portfolio --
   Class B                                         0.53%        0.25%       0.11%      --      0.89%          --         0.89%
  T. Rowe Price Large Cap Growth Portfolio --
   Class A                                         0.60%          --        0.07%      --      0.67%          --         0.67%
  T. Rowe Price Small Cap Growth Portfolio --
   Class A                                         0.51%          --        0.11%      --      0.62%          --         0.62%
  Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A              0.62%          --        0.07%      --      0.69%        0.04%        0.65%/6/

                                              Distribution            Acquired  Total     Contractual    Net Total
                                              and/or                  Fund Fees Annual    Fee Waiver     Annual
                                   Management Service(12b-1) Other    and       Operating and/or Expense Operating
                                   Fee        Fees           Expenses Expenses* Expenses  Reimbursement  Expenses**
--------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Equity Income Fund        0.48%        0.25%       0.16%     --       0.89%         --          0.89%/7/

--------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1 /The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
/2 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/3 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
/4 /MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
/6 /MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.
/7/ Total Annual Operating Expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

 Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth
   Fund)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
   Partners Aggressive Growth Portfolio)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth
   Portfolio)
 Oppenheimer Capital Appreciation Portfolio (Class A and Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 BlackRock Bond Income Portfolio (Class A and Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

 Putnam VT Equity Income Fund

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

METLIFE INVESTORS

The paragraph relating to the Insurance Marketplace Standards Association appearing in this subsection is deleted.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 1) (closed May, 2002 for Cova VA contracts) and Templeton Foreign Securities Fund (Class 1) (closed May 1, 2003 for Cova VA contracts); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."): Invesco V.I. International Growth Fund (Series 1) (closed May 1, 2002 for Cova VA contracts); (c) Met Investors Series Trust ("MIST") (Class
B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003);
(d) Metropolitan Series Fund, Inc. ("MSF"): Artio International Stock Portfolio (Class B) (formerly Julius Baer International Stock Portfolio (Class B)) (closed December 19, 2003); (e) MSF: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004 for Cova VA contracts) (f) MSF: Jennison Growth Portfolio (Class B) (closed May 1, 2005); (g) MIST: Legg Mason Value Equity Portfolio (Class B) (added and closed May 1, 2006); and (h) MSF: BlackRock Legacy Large Cap Growth Portfolio (Class A) (added and closed effective May 4,
2009).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.

Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the

Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the DWS Dreman Small Cap Value VIP (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.

Effective as of April 30, 2007, Invesco V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2006) was replaced with the Met Investors Series
Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

EQUITY-INCOME PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500(R)).

GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks to provide capital growth.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

TEMPLETON GROWTH SECURITIES FUND

SUBADVISER: Templeton Asset Management Limited

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio (Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 Invesco V.I. International Growth Fund (Series I) 5/1/02
 Templeton Growth Securities Fund (Class 1) 5/1/02
 Templeton Foreign Securities Fund (Class 1) 5/1/03
 T. Rowe Price Mid Cap Growth Portfolio (Class B) 5/1/03
 Artio International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04
 Jennison Growth Portfolio (Class B) 5/1/05
 Legg Mason Value Equity Portfolio (Class B) 5/1/06
 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
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If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
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 * These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

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